Convertible notes (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2020
Liability Component [Abstract]
Principal amounts	$ 460,000	$ 460,000	$ 460,000
Unamortized issuance costs	857	2,140
Net carrying amount	$ 459,143	$ 457,860